ACCRUED LIABILITIES AND OTHER PAYABLES - Additional Information (Details) - CNY (¥)	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from new distributors	¥ 16,200,000	¥ 16,200,000
Minimum
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from new distributors	400,000
Maximum
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from new distributors	¥ 1,000,000